American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
September 30, 2024
unaudited
Growth funds 80.05%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	578,612	$22,237
American Funds Insurance Series - Growth Fund, Class 1	123,905	14,803
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	588,328	11,108
American Funds Insurance Series - International Fund, Class 1	376,640	7,416
American Funds Insurance Series - New World Fund, Class 1	128,844	3,723
Total growth funds (cost: $50,074,000)		59,287
Growth-and-income funds 20.03%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	924,439	14,837
Total growth-and-income funds (cost: $12,076,000)		14,837
Total investment securities 100.08% (cost: $62,150,000)		74,124
Other assets less liabilities (0.08)%		(61)
Net assets 100.00%		$74,063
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.05%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,055	$1,238	$2,743	$176	$2,511	$22,237	$126	$614
American Funds Insurance Series - Growth Fund, Class 1	13,973	774	2,604	196	2,464	14,803	29	340
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,531	1,572	1,205	(780)	990	11,108	88	382
American Funds Insurance Series - International Fund, Class 1	7,026	383	843	(174)	1,024	7,416	18	—
American Funds Insurance Series - New World Fund, Class 1	3,517	137	384	23	430	3,723	14	16
						59,287
Growth-and-income funds 20.03%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,040	547	1,871	53	2,068	14,837	62	—
Total 100.08%				$(506)	$9,487	$74,124	$337	$1,352

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
September 30, 2024
unaudited

Growth funds 10.16%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	331,677	$39,625
Total growth funds (cost: $23,715,000)		39,625
Growth-and-income funds 40.29%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,887,241	78,440
American Funds Insurance Series - Growth-Income Fund, Class 1	574,895	39,438
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,303,989	39,329
Total growth-and-income funds (cost: $125,513,000)		157,207
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	745,518	19,540
Total asset allocation funds (cost: $19,758,000)		19,540
Equity-income funds 10.01%
American Funds Insurance Series - Capital Income Builder, Class 1	3,011,938	39,065
Total equity-income funds (cost: $29,217,000)		39,065
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,425,824	19,591
Total balanced funds (cost: $17,017,000)		19,591
Fixed income funds 29.59%
American Funds Insurance Series - The Bond Fund of America, Class 1	11,638,778	115,457
Total fixed income funds (cost: $126,720,000)		115,457
Total investment securities 100.08% (cost: $341,940,000)		390,485
Other assets less liabilities (0.08)%		(316)
Net assets 100.00%		$390,169
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.16%
American Funds Insurance Series - Growth Fund, Class 1	$35,788	$2,831	$5,960	$835	$6,131	$39,625	$73	$854
Growth-and-income funds 40.29%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	71,749	3,849	8,266	(1,628)	12,736	78,440	309	—
American Funds Insurance Series - Growth-Income Fund, Class 1	35,921	2,298	4,321	792	4,748	39,438	113	1,655
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	35,927	1,199	3,952	558	5,597	39,329	150	300
						157,207
Asset allocation funds 5.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	18,020	983	1,240	(207)	1,984	19,540	93	792
Equity-income funds 10.01%
American Funds Insurance Series - Capital Income Builder, Class 1	35,927	1,812	2,793	112	4,007	39,065	707	—
Balanced funds 5.02%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	18,024	279	682	39	1,931	19,591	91	—
Fixed income funds 29.59%
American Funds Insurance Series - The Bond Fund of America, Class 1	106,871	8,319	4,287	21	4,533	115,457	762	—
Total 100.08%				$522	$41,667	$390,485	$2,298	$3,601

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
September 30, 2024
unaudited

Growth funds 54.98%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,586,989	$548,007
American Funds Insurance Series – Global Growth Fund, Class 1	7,094,710	272,650
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,634,884	181,907
Total growth funds (cost: $765,078,000)		1,002,564
Growth-and-income funds 20.07%
American Funds Insurance Series - Growth-Income Fund, Class 1	4,000,927	274,463
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,358,627	91,472
Total growth-and-income funds (cost: $277,608,000)		365,935
Fixed income funds 19.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,682,282	363,888
Total fixed income funds (cost: $350,276,000)		363,888
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	87,421,575	87,422
Total short-term securities (cost: $87,422,000)		87,422
Options purchased (equity style) 0.17%
Options purchased (equity style)*		3,029
Total options purchased (cost: $5,284,000)		3,029
Total investment securities 99.97% (cost: $1,485,668,000)		1,822,838
Other assets less liabilities 0.03%		575
Net assets 100.00%		$1,823,413
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	35	USD20,169	USD3,775.00	12/20/2024	$20
S&P 500 Index	60	34,575	4,025.00	12/20/2024	44
S&P 500 Index	1,265	728,954	4,125.00	12/20/2024	1,101
S&P 500 Index	15	8,644	4,175.00	12/20/2024	14
S&P 500 Index	45	25,931	4,200.00	12/20/2024	43
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
S&P 500 Index	35	USD20,169	USD4,275.00	12/20/2024	$36
S&P 500 Index	45	25,931	3,950.00	3/21/2025	86
S&P 500 Index	50	28,812	3,975.00	3/21/2025	97
S&P 500 Index	95	54,744	4,050.00	3/21/2025	200
S&P 500 Index	25	14,406	4,100.00	3/21/2025	56
S&P 500 Index	115	66,268	4,150.00	3/21/2025	269
S&P 500 Index	40	23,050	4,175.00	3/21/2025	96
S&P 500 Index	10	5,762	4,225.00	3/21/2025	25
S&P 500 Index	10	5,762	4,250.00	3/21/2025	27
S&P 500 Index	75	43,219	4,025.00	6/20/2025	249
S&P 500 Index	200	115,250	4,050.00	6/20/2025	666
					$3,029
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
Japanese Yen Currency Futures	Short	1	12/16/2024	USD(88)	$— [2]
British Pound Currency Futures	Short	2	12/16/2024	(167)	(1)
Euro Currency Futures	Short	4	12/16/2024	(558)	— [2]
S&P 500 E-mini Index Futures	Long	115	12/20/2024	33,432	33
5 Year U.S. Treasury Note Futures	Long	31	12/31/2024	3,406	6
					$38
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.98%
American Funds Insurance Series – Growth Fund, Class 1	$519,611	$59,948	$131,004	$36,356	$63,096	$548,007	$1,061	$12,387
American Funds Insurance Series – Global Growth Fund, Class 1	259,806	29,585	50,653	698	33,214	272,650	1,533	7,436
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	173,258	35,833	31,125	2,005	1,936	181,907	1,425	6,186
						1,002,564
Growth-and-income funds 20.07%
American Funds Insurance Series – Growth-Income Fund, Class 1	259,806	17,766	42,691	2,251	37,331	274,463	817	11,936
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	86,547	5,649	15,369	(1,207)	15,852	91,472	360	720
						365,935
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 19.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	$346,352	$94,832	$91,587	$(4,650)	$18,941	$363,888	$2,452	$—
Total 95.01%				$35,453	$170,370	$1,732,387	$7,648	$38,665

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2024
unaudited

Growth funds 10.02%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,172,793	$140,114
Total growth funds (cost: $100,629,000)		140,114
Growth-and-income funds 49.97%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	21,737,223	348,882
American Funds Insurance Series - Growth-Income Fund, Class 1	3,060,703	209,964
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	8,208,178	140,114
Total growth-and-income funds (cost: $526,380,000)		698,960
Asset allocation funds 5.00%
American Funds Insurance Series - Asset Allocation Fund, Class 1	2,665,795	69,870
Total asset allocation funds (cost: $65,413,000)		69,870
Balanced funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	16,171,366	209,743
Total balanced funds (cost: $181,544,000)		209,743
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	21,095,912	209,271
Total fixed income funds (cost: $202,409,000)		209,271
Short-term securities 4.81%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	67,370,627	67,371
Total short-term securities (cost: $67,371,000)		67,371
Options purchased (equity style) 0.19%
Options purchased (equity style)*		2,647
Total options purchased (cost: $4,301,000)		2,647
Total investment securities 99.94% (cost: $1,148,047,000)		1,397,976
Other assets less liabilities 0.06%		785
Net assets 100.00%		$1,398,761
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	30	USD17,287	USD4,050.00	12/20/2024	$23
S&P 500 Index	860	495,573	4,125.00	12/20/2024	748
S&P 500 Index	40	23,050	4,175.00	12/20/2024	37
S&P 500 Index	20	11,525	4,200.00	12/20/2024	19
S&P 500 Index	25	14,406	4,275.00	12/20/2024	26
S&P 500 Index	30	17,287	3,950.00	3/21/2025	57
S&P 500 Index	50	28,812	3,975.00	3/21/2025	97
S&P 500 Index	70	40,337	4,050.00	3/21/2025	147
S&P 500 Index	55	31,694	4,100.00	3/21/2025	124
S&P 500 Index	255	146,943	4,125.00	3/21/2025	580
S&P 500 Index	20	11,525	4,150.00	3/21/2025	47
S&P 500 Index	40	23,050	4,175.00	3/21/2025	96
S&P 500 Index	25	14,406	4,225.00	3/21/2025	64
S&P 500 Index	75	43,219	4,025.00	6/20/2025	249
S&P 500 Index	100	57,625	4,050.00	6/20/2025	333
					$2,647
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
Japanese Yen Currency Futures	Short	1	12/16/2024	USD(88)	$— [2]
British Pound Currency Futures	Short	3	12/16/2024	(251)	(2)
Euro Currency Futures	Short	3	12/16/2024	(419)	— [2]
S&P 500 E-mini Index Futures	Long	100	12/20/2024	29,071	48
5 Year U.S. Treasury Note Futures	Long	112	12/31/2024	12,307	20
					$66
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.02%
American Funds Insurance Series – Growth Fund, Class 1	$134,174	$21,825	$41,535	$11,296	$14,354	$140,114	$273	$3,183
Growth-and-income funds 49.97%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	335,244	26,371	63,916	5,163	46,020	348,882	1,438	—
American Funds Insurance Series – Growth-Income Fund, Class 1	201,197	17,124	38,932	8,896	21,679	209,964	630	9,197
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,174	6,411	23,080	4,165	18,444	140,114	555	1,111
						698,960
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,023	4,095	7,802	(1,192)	7,746	69,870	344	2,933
Balanced funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	201,197	21,715	35,757	5,966	16,622	209,743	3,915	—
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	201,198	47,319	47,489	(2,622)	10,865	209,271	1,415	—
Total 94.94%				$31,672	$135,730	$1,327,958	$8,570	$16,424

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2024
unaudited

Growth funds 24.97%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,511,012	$96,498
Total growth funds (cost: $77,639,000)		96,498
Growth-and-income funds 20.00%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	4,815,400	77,287
Total growth-and-income funds (cost: $57,785,000)		77,287
Asset allocation funds 10.01%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,475,549	38,674
Total asset allocation funds (cost: $35,454,000)		38,674
Balanced funds 25.01%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	5,624,976	77,287
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,490,433	19,331
Total balanced funds (cost: $87,995,000)		96,618
Fixed income funds 15.00%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,536,439	57,967
Total fixed income funds (cost: $53,187,000)		57,967
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	18,472,104	18,472
Total short-term securities (cost: $18,472,000)		18,472
Options purchased (equity style) 0.17%
Options purchased (equity style)*		668
Total options purchased (cost: $1,005,000)		668
Total investment securities 99.94% (cost: $331,537,000)		386,184
Other assets less liabilities 0.06%		216
Net assets 100.00%		$386,400
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	160	USD92,200	USD4,125.00	12/20/2024	$139
S&P 500 Index	10	5,762	4,200.00	12/20/2024	10
S&P 500 Index	15	8,644	4,275.00	12/20/2024	16
S&P 500 Index	70	40,337	4,125.00	3/21/2025	159
S&P 500 Index	100	57,625	4,150.00	3/21/2025	234
S&P 500 Index	30	17,287	4,175.00	3/21/2025	72
S&P 500 Index	15	8,644	4,225.00	3/21/2025	38
					$668
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
S&P 500 E-mini Index Futures	Long	27	12/20/2024	USD7,849	$167
5 Year U.S. Treasury Note Futures	Long	40	12/31/2024	4,395	7
					$174
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.97%
American Funds Insurance Series – Global Growth Fund, Class 1	$95,353	$12,281	$23,442	$4,083	$8,223	$96,498	$552	$2,679
Growth-and-income funds 20.00%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	76,260	4,025	14,449	1,872	9,579	77,287	322	—
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	38,148	2,624	5,766	392	3,276	38,674	193	1,646
Balanced funds 25.01%
American Funds Insurance Series – Global Balanced Fund, Class 1	76,261	2,925	9,952	(984)	9,037	77,287	378	—
American Funds Insurance Series – Capital Income Builder Fund, Class 1	19,056	1,786	3,607	289	1,807	19,331	365	—
						96,618
Fixed income funds 15.00%
American Funds Insurance Series – Capital World Bond Fund, Class 1	57,204	12,249	13,248	23	1,739	57,967	174	—
Total 94.99%				$5,675	$33,661	$367,044	$1,984	$4,325

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,286,913,000, $1,025,476,000 and $251,034,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $164,493,000, $177,083,000 and $38,314,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2024, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP3-875-1124
American Funds Insurance Series — Portfolio Series — Page 13 of 13